Schedule Of Cash And Cash Equivalents (Q2) (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Cash	$ 38,548	$ 1,343,809
Cash equivalents	810,827
Restricted cash		22,468,765
Total Cash	$ 849,375	$ 23,812,574